Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2021

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 97.4%
Alabama – 0.1%
	City of Phenix City Alabama, Ser A, GO
$75	3.000%, 02/01/22	$76

Arkansas – 0.0%
	Little Rock School District, Sub-Ser, GO, ST AID WITHHLDG Insured
50	3.000%, 02/01/22	50

California – 1.1%
	California State, GO
65	3.000%, 03/01/22	66
	Milpitas Unified School District, Ser A, GO
35	5.000%, 08/01/22, Pre-Refunded @ 100(A)	36
	North Orange County, Community College District, Ser B, GO
75	4.000%, 08/01/22	77
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/23, Pre-Refunded @ 100(A)	1,090
	San Mateo Foster City School District, Ser C, GO
35	3.500%, 08/01/22, Pre-Refunded @ 100(A)	36
	University of California, Ser AF, RB
255	5.000%, 05/15/23, Pre-Refunded @ 100(A)	274

		1,579

Colorado – 0.0%
	Denver City & County, School District No. 1, Ser B, GO, ST AID WITHHLDG Insured
50	5.000%, 12/01/22, Pre-Refunded @ 100(A)	53
	University of Colorado, Ser A-2, RB
45	5.000%, 06/01/22, Pre-Refunded @ 100(A)	46

		99

Florida – 0.3%
	Citizens Property Insurance, Ser A1, RB
105	5.000%, 06/01/22	106

September 30, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Florida – (continued)
	Miami-Dade County, School Board, Ser D, COP
$205	5.000%, 02/01/27	$242

		348

Hawaii – 91.7%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	273
180	5.000%, 09/01/24	204
600	5.000%, 09/01/26	715
100	5.000%, 09/01/27	119
500	5.000%, 09/01/30	589
400	5.000%, 09/01/33	481
300	5.000%, 09/01/36	358
1,500	4.000%, 09/01/35	1,681
130	4.000%, 09/01/36	156
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	511
110	5.000%, 09/01/27	131
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	235
300	5.000%, 09/01/27	356
	Hawaii State, Airports System Authority, Ser A, RB, AMT
80	5.000%, 07/01/31	99
2,000	5.000%, 07/01/45	2,293
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	126
1,025	5.000%, 07/01/29	1,323
375	5.000%, 07/01/33	486
260	4.000%, 07/01/39	305
	Hawaii State, Airports System Authority, RB, AMT
665	5.000%, 07/01/24	684
1,000	4.125%, 07/01/24	1,003
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
770	6.000%, 07/01/33	841
310	4.000%, 01/01/24	330
	Hawaii State, Department of Budget & Finance, RB
100	5.500%, 07/01/43	108
475	5.125%, 07/01/31	513
300	5.000%, 07/01/26	323
100	5.000%, 07/01/28	108

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii – (continued)
$200	5.000%, 07/01/29	$215
50	4.625%, 07/01/27	53
140	4.000%, 01/01/26	156
250	4.000%, 01/01/31	290
350	3.250%, 01/01/25	376
2,615	3.200%, 07/01/39	2,826
	Hawaii State, Department of Budget & Finance, Ser A, RB
250	5.000%, 07/01/22	259
575	5.000%, 07/01/26	619
350	5.000%, 07/01/27	406
755	5.000%, 07/01/30	872
3,135	5.000%, 07/01/35	3,590
1,130	4.000%, 07/01/40	1,228
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	835
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	604
	Hawaii State, Department of Hawaiian Home Lands, RB
100	5.000%, 04/01/24	111
480	5.000%, 04/01/25	553
500	5.000%, 04/01/27	611
30	5.000%, 04/01/29	36
50	5.000%, 04/01/31	60
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	364
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,000	5.000%, 08/01/27	1,080
1,005	5.000%, 08/01/28	1,085
	Hawaii State, Department of Transportation, COP, AMT
500	5.250%, 08/01/25	543
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,120
1,000	5.000%, 07/01/26	1,193
440	4.000%, 07/01/36	516
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,516
75	4.000%, 07/01/38	89
1,000	4.000%, 07/01/39	1,188
800	4.000%, 07/01/40	949

September 30, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii – (continued)
	Hawaii State, Highway Revenue, RB
$1,080	5.000%, 01/01/37	$1,405
	Hawaii State, Highway Revenue, Ser A, RB
500	5.000%, 01/01/22, Pre-Refunded @ 100(A)	506
700	5.000%, 01/01/23	742
125	5.000%, 01/01/24	138
215	5.000%, 01/01/25	242
965	5.000%, 01/01/30	1,162
1,045	5.000%, 01/01/33	1,171
1,200	4.000%, 01/01/26	1,211
500	4.000%, 01/01/32	568
250	4.000%, 01/01/36	280
	Hawaii State, Highway Revenue, Ser B, RB
205	5.000%, 01/01/24	227
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	201
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,012
	Hawaii State, Ser DZ, GO
300	5.000%, 12/01/21, Pre-Refunded @ 100(A)	302
225	4.000%, 12/01/30	226
200	4.000%, 12/01/31	201
	Hawaii State, Ser EA, GO
1,700	5.000%, 12/01/22	1,713
	Hawaii State, Ser EE, GO
155	5.000%, 11/01/22, Pre-Refunded @ 100(A)	163
	Hawaii State, Ser EE-2017, GO
85	5.000%, 11/01/22, Pre-Refunded @ 100(A)	89
	Hawaii State, Ser EF, GO
465	5.000%, 11/01/23	489
520	5.000%, 11/01/24	547
	Hawaii State, Ser EH, GO
5	5.000%, 08/01/23, Pre-Refunded @ 100(A)	5
170	5.000%, 08/01/24	185
25	5.000%, 08/01/25	27
300	5.000%, 08/01/29	325
315	5.000%, 08/01/30	341
95	5.000%, 08/01/32	103
	Hawaii State, Ser EH-2017, GO,
95	5.000%, 08/01/23 (B)	103

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EO, GO
$1,655	5.000%, 08/01/29	$1,862
1,025	5.000%, 08/01/30	1,153
1,000	5.000%, 08/01/33	1,124
	Hawaii State, Ser EP, GO
75	5.000%, 08/01/25	85
	Hawaii State, Ser ET, GO
450	5.000%, 10/01/30	528
2,000	4.000%, 10/01/26	2,275
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	57
450	3.000%, 04/01/35	477
	Hawaii State, Ser FG, GO
45	5.000%, 10/01/27	55
500	5.000%, 10/01/30	602
210	5.000%, 10/01/31	253
	Hawaii State, Ser FH, GO
100	5.000%, 10/01/27	121
75	4.000%, 10/01/31	86
	Hawaii State, Ser FK, GO
1,915	5.000%, 05/01/29	2,346
	Hawaii State, Ser FN-REF, GO
655	5.000%, 10/01/30	809
	Hawaii State, Ser FT, GO
170	5.000%, 01/01/30	211
800	5.000%, 01/01/31	992
	Hawaii State, Ser FW, GO
975	5.000%, 01/01/30	1,244
2,030	5.000%, 01/01/37	2,530
1,040	5.000%, 01/01/39	1,291
	Hawaii State, Ser GG, GO
1,000	0.247%, 08/01/22	1,000
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,180	5.000%, 07/01/22, Pre-Refunded @ 100(A)	1,223
235	5.000%, 07/01/23	254
525	5.000%, 07/01/24	592
250	5.000%, 07/01/24, Pre-Refunded @ 100(A)	282
1,000	5.000%, 07/01/25	1,127
500	5.000%, 07/01/26	602
100	5.000%, 07/01/27	124
50	4.500%, 07/01/22, Pre-Refunded @ 100(A)	52

September 30, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii – (continued)
$1,000	4.000%, 07/01/38	$1,222
1,000	4.000%, 07/01/40	1,215
	Honolulu Hawaii City & County, GO
1,035	5.000%, 03/01/30	1,356
250	4.000%, 09/01/33	294
690	3.000%, 07/01/33	777
1,330	3.000%, 07/01/34	1,489
1,000	3.000%, 07/01/37	1,106
	Honolulu Hawaii City & County, Ser A, GO
50	5.000%, 11/01/22, Pre-Refunded @ 100(A)	53
1,000	5.000%, 10/01/23	1,095
350	5.000%, 10/01/29	410
800	5.000%, 10/01/31	933
530	5.000%, 09/01/32	647
1,400	5.000%, 10/01/32	1,631
125	5.000%, 10/01/36	145
1,500	5.000%, 10/01/37	1,737
1,175	5.000%, 09/01/38	1,458
25	4.000%, 11/01/22, Pre-Refunded @ 100(A)	26
750	4.000%, 07/01/34	922
	Honolulu Hawaii City & County, Ser B, GO
40	5.000%, 09/01/22	42
280	5.000%, 11/01/22	295
200	5.000%, 11/01/24	210
1,000	5.000%, 11/01/25	1,050
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%, 10/01/21	125
730	5.000%, 08/01/34	927
1,400	5.000%, 08/01/44	1,739
1,200	4.000%, 08/01/23	1,283
1,400	4.000%, 10/01/32	1,596
145	3.000%, 10/01/28	157
	Honolulu Hawaii City & County, Ser D, GO
770	5.000%, 07/01/23	835
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	813
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,170
500	5.000%, 07/01/39	628

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii – (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$115	5.000%, 07/01/22, Pre-Refunded @ 100(A)	$120
300	5.000%, 07/01/24	338
775	5.000%, 07/01/26	904
575	5.000%, 07/01/49	711
1,420	4.000%, 07/01/39	1,676
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
730	5.000%, 07/01/23	791
25	4.000%, 07/01/22, Pre-Refunded @ 100(A)	26
100	4.000%, 07/01/32	114
325	4.000%, 07/01/33	370
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
125	5.000%, 07/01/24	141
105	5.000%, 07/01/27	122
	Kauai County, GO
150	5.000%, 08/01/26	181
25	5.000%, 08/01/30	31
250	5.000%, 08/01/37	302
	Kauai County, Ser A, GO
500	5.000%, 08/01/22, Pre-Refunded @ 100(A)	520
315	4.000%, 08/01/22, Pre-Refunded @ 100(A)	325
	Maui County, GO
460	5.000%, 03/01/24	512
430	5.000%, 03/01/27	528
450	5.000%, 03/01/29	579
750	5.000%, 03/01/34	988
450	4.000%, 03/01/36	544
	Maui County, RB
1,500	3.250%, 09/01/36	1,639
	University of Hawaii, Ser B, RB
500	5.000%, 10/01/27	622
1,500	5.000%, 10/01/34	1,734
1,000	4.000%, 10/01/23	1,074
	University of Hawaii, Ser D, RB
575	5.000%, 10/01/25	677
700	4.000%, 10/01/32	849
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,748
1,375	5.000%, 10/01/32	1,641

September 30, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii – (continued)
	University of Hawaii, Ser F, RB
$100	5.000%, 10/01/27	$124
2,425	5.000%, 10/01/35	2,969

		125,021

Indiana – 0.0%
	Indiana State, Municipal Power Agency, Ser A, RB
55	5.000%, 01/01/22	56

Kentucky – 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	205

Michigan – 0.2%
	Michigan State, Building Authority, RB
100	4.000%, 10/15/21 (B)	100
	Michigan State, Strategic Fund, RB
85	5.000%, 03/01/22	87

		187

New Jersey – 0.0%
	Camden County, Improvement Authority, RB
50	5.000%, 01/15/22, Pre-Refunded @ 100(A)	51

New York – 1.2%
	Metropolitan Transportation Authority, Ser B, RB
290	5.000%, 11/15/21	292
50	5.000%, 11/15/23	55
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,110
	New York City, Water & Sewer System, RB
35	5.000%, 06/15/22, Pre-Refunded @ 100(A)	36
	New York City, Water & Sewer System, Ser EE, RB
25	4.000%, 06/15/22, Pre-Refunded @ 100(A)	26
	New York Liberty Development, RB
150	5.000%, 11/15/44	151
	New York State, Bridge Authority, RB
100	4.000%, 01/01/22, Pre-Refunded @ 100(A)	101

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
New York – (continued)
	Triborough, Bridge & Tunnel Authority, Ser A, RB
$60	5.000%, 01/01/22, Pre-Refunded @ 100(A)	$61

		1,832

Oklahoma – 0.4%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	612
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	21

		633

Oregon – 0.1%
	City of Portland, Oregon Limited Tax Revenue Bonds, Oregon Convention Center Completion Project, Ser B, GO (C)
100	0.130%, 06/01/22	100

South Carolina – 0.2%
	Dorchester County, School District No. 2, South Carolina Project, RB
95	5.000%, 12/01/21	96
	Newberry, Investing in Children’s Education, South Carolina Project, RB
105	5.000%, 12/01/21	106

		202

South Dakota – 0.0%
	Sioux Falls, School District No. 49-5, GO
50	3.500%, 01/01/22, Pre-Refunded @ 100(A)	50

Tennessee – 0.3%
	Crossville Tennessee, Water & Sewer Revenue, Ser C, RB
350	4.000%, 06/01/22	359

Texas – 0.9%
	City of Killeen, GO
55	5.000%, 08/01/22, Pre-Refunded @ 100(A)	57
	City of San Antonio, GO
60	4.000%, 08/01/22, Pre-Refunded @ 100(A)	62

September 30, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Texas – (continued)
	Dallas, Independent School District, GO, PSF-GTD Insured
$90	5.000%, 02/15/22, Pre-Refunded @ 100(A),(D)	$92
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,147

		1,358

Utah – 0.3%
	Utah County, Transportation Sales Tax Revenue, RB, AGM Insured
25	4.000%, 12/01/36	25
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	473

		498

Washington – 0.3%
	Grant & Douglas Counties, School District No. 165-55J Ephrata, GO, SCH BD GTY Insured
200	5.000%, 12/01/22	211
	Grant County, Public Utility District No. 2 Electric Revenue, Ser 2017-O, RB
100	5.000%, 01/01/22	101

		312

Wisconsin – 0.1%
	Wisconsin State, Ser A, GO
200	4.000%, 05/01/22, Pre-Refunded @ 100(A)	204

TOTAL MUNICIPAL BONDS (Cost $129,924)		133,220

Shares
	CASH EQUIVALENT — 2.4%
	First American Treasury Obligations Fund, Cl X, 0.013% (E)
3,269,904	(Cost $3,270)	3,270

TOTAL INVESTMENTS (Cost $133,194) —99.8%		$136,490

  Percentages are based on Net Assets of $136,799 (000).

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(E)	The rate reported is the 7-day effective yield as of September 30, 2021.

AGM—Assured Guaranty Municipal Corporation

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC— Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA— Federal National Mortgage Association

GNMA— Government National Mortgage Association

GO—General Obligation

NATL— National Public Finance Guarantee Association

PSF-GTD— Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE— Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,220	$—	$133,220
Cash Equivalent	3,270	—	—	3,270

Total Investments in Securities	$3,270	$133,220	$—	$136,490

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3700

September 30, 2021	www.bishopstreetfunds.com